Fair value measurements - Rollforward of Level 3 Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Rollforward of Level 3, Derivative instruments assets & (liabilities)
Balance at beginning of the period	$ (0.5)	$ (6.1)
Total realized and unrealized gains	(7.1)	12.0
Purchases	0.0	0.0
Sales/settlements	8.4	(6.4)
Balance at end of the period	0.8	(0.5)
Foreign currency losses
Rollforward of Level 3, Derivative instruments assets & (liabilities)
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Contingent consideration (liabilities)
Rollforward of Level 3, (liabilities)
Balance at beginning of the period	(28.8)	(42.8)
Total realized and unrealized gains	(6.3)	9.6
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Purchases	0.0	0.0
Sales/settlements	6.9	4.4
Balance at end of the period	(28.2)	(28.8)
Fixed maturity investments
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	5.4	8.0
Total realized and unrealized gains	0.0	(6.1)
Purchases	17.0	4.0
Sales/settlements	(5.4)	(0.5)
Balance at end of the period	17.0	5.4
Fixed maturity investments | Foreign currency losses
Rollforward of Level 3 Fair Value Measurements
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Other long-term investments
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	63.6	64.2
Total realized and unrealized gains	7.3	6.8
Purchases	15.7	1.2
Sales/settlements	(8.2)	(4.2)
Balance at end of the period	77.8	63.6
Other long-term investments | Foreign currency losses
Rollforward of Level 3 Fair Value Measurements
Foreign currency losses through Other Comprehensive Income	(0.6)	(4.4)
Loan participation
Rollforward of Level 3 Fair Value Measurements
Balance at beginning of the period	0.0	0.0
Total realized and unrealized gains	0.0	0.0
Purchases	20.0	0.0
Sales/settlements	0.0	0.0
Balance at end of the period	20.0	0.0
Loan participation | Foreign currency losses
Rollforward of Level 3 Fair Value Measurements
Foreign currency losses through Other Comprehensive Income	0.0	0.0
Hedge funds and private equity funds
Rollforward of Level 3, (liabilities)
Fair value of hedges	$ 269.0	$ 301.5